Property and Equipment (Tables)	4 Months Ended
Apr. 30, 2013
Property And Equipment [Abstract]
Property and equipment

Property and equipment consisted of the following at April 30, 2013 and December 31, 2012 and 2011:

	April 30,	December 31,
	2013	2012	2011
Call center equipment	$121,313	$121,313	$121,313
Computer and office equipment	61,036	45,718	38,577
Furniture and fixtures	32,914	11,336	-
Library (online)	100,000	100,000	100,000
Software	1,518,142	1,388,824	927,455
Vehicle	-	-	39,736
	1,833,405	1,667,191	1,227,081
Accumulated depreciation and amortization	(569,665)	(455,871)	(229,972)
Property and equipment, net	$1,263,740	$1,211,320	$997,109

Amortization expense

Software consisted of the following at April 30, 2013, December 31, 2012 and 2011:

	April 30,	December 31,
	2013	2012	2011
Software	$1,518,142	$1,388,824	$927,455
Accumulated amortization	(386,599)	(286,744)	(60,290)
Software, net	$1,131,543	$1,102,080	$867,165

Schedule of estimated future amortization expense	Estimated future amortization expense of software as of April 30, 2013, is as follows:

Year Ending April 30,
2014	$303,629
2015	303,629
2016	302,782
2017	180,050
2018	41,453
Total	$1,131,543